FIRST EAGLE FUNDS

First Eagle Global Income Builder Fund

1345 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10105
(800) 334-2143

SUPPLEMENT DATED JULY 19, 2016

TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated March 1, 2016. Please review these matters carefully.

Kimball Brooker, Jr., Robert Hordon, Edward Meigs and Sean Slein are the Portfolio Managers for the First Eagle Global Income Builder Fund. Giorgio Caputo is no longer a member of the portfolio management team for the Fund and will be leaving First Eagle Investment Management, LLC. Please disregard any references to Mr. Caputo in this Statement of Additional Information.

In addition, references to Mr. Brooker in the table appearing on page 45 of the Statement of Additional Information are changed to read as follows (all figures as of October 31, 2015 except the number of registered investment companies managed, which increased from five funds to six with Mr. Brooker's 2016 appointment as a Portfolio Manager for the Global Income Builder Fund):

Portfolio Manager	Number of Registered Investment Companies Managed and Total Assets for such Accounts	Beneficial Ownership of Equity Securities in Funds Managed by each Portfolio Manager (Not including incentive-plan awards)	Number of Other Pooled Investment Vehicles Managed and Total Assets for such Accounts	Number of Other Accounts Managed and Total Assets for such Accounts
Kimball Brooker, Jr.	6 accounts with assets of $66.3 billion	Global Fund Over $1,000,000 Overseas Fund Over $1,000,000 U.S. Value Fund Over $1,000,000 Global Income Builder Fund None	9 accounts with assets of $11.1 billion	21 accounts with assets of $5.5 billion

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The information in this Supplement modifies the First Eagle Funds’ Statement of Additional Information dated March 1, 2016. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in that section of the Statement of Additional Information entitled “Investment Advisory and Other Services”.